PROPERTY, PLANT AND MINE DEVELOPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment
Cost, including finance lease right of use assets	$ 42,225	$ 40,113
Accumulated depreciation, including finance lease right of use assets	(18,152)	(15,989)
Net Book Value, including finance lease right of use assets	24,073	24,124
Finance lease right of use assets	$ 558	619
Minimum
Property, Plant and Equipment
Depreciable Life (in years)	1 year
Maximum
Property, Plant and Equipment
Depreciable Life (in years)	38 years
Land
Property, Plant and Equipment
Cost	$ 281	260
Net Book Value	281	260
Facilities and equipment
Property, Plant and Equipment
Cost, including finance lease right of use assets	19,044	18,829
Accumulated depreciation, including finance lease right of use assets	(11,392)	(10,487)
Net Book Value, including finance lease right of use assets	$ 7,652	8,342
Facilities and equipment | Minimum
Property, Plant and Equipment
Depreciable Life (in years)	1 year
Facilities and equipment | Maximum
Property, Plant and Equipment
Depreciable Life (in years)	26 years
Mine development
Property, Plant and Equipment
Cost	$ 6,413	5,419
Accumulated depreciation	(3,787)	(3,133)
Net Book Value	$ 2,626	2,286
Mine development | Minimum
Property, Plant and Equipment
Depreciable Life (in years)	1 year
Mine development | Maximum
Property, Plant and Equipment
Depreciable Life (in years)	38 years
Mineral interests
Property, Plant and Equipment
Cost	$ 13,276	13,296
Accumulated depreciation	(2,973)	(2,369)
Net Book Value	10,303	10,927
Mineral interests, Cost	13,276	13,296
Mineral interests Accumulated Depreciation	(2,973)	(2,369)
Mineral interests Net Book Value	$ 10,303	10,927
Mineral interests | Minimum
Property, Plant and Equipment
Depreciable Life (in years)	1 year
Mineral interests | Maximum
Property, Plant and Equipment
Depreciable Life (in years)	38 years
Construction-in-progress
Property, Plant and Equipment
Cost	$ 3,211	2,309
Net Book Value	3,211	2,309
Production stage
Property, Plant and Equipment
Mineral interests, Cost	9,299	8,712
Mineral interests Accumulated Depreciation	(2,973)	(2,369)
Mineral interests Net Book Value	6,326	6,343
Development stage
Property, Plant and Equipment
Mineral interests, Cost	520	1,000
Mineral interests Net Book Value	520	1,000
Exploration stage
Property, Plant and Equipment
Mineral interests, Cost	3,457	3,584
Mineral interests Net Book Value	$ 3,457	$ 3,584